Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 164,404	$ 114,032
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	15,422	9,716
Research and Development Expense [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 148,982	$ 104,316